ORGANIZATIONS (Details) - segment	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Organization Basis Of Presentation [Line Items]
Number of Operating Segments	2
AXA Equitable
Organization Basis Of Presentation [Line Items]
Economic Interest In AllianceBernstein	29.00%	28.60%
Parent
Organization Basis Of Presentation [Line Items]
Economic Interest In AllianceBernstein	63.70%	62.80%